Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts receivable, net
Accounts receivable	¥ 222,531		¥ 206,771
Less: allowance for credit losses	(32,866)		(31,606)	¥ (33,465)	¥ (23,785)
Accounts receivable, net	¥ 189,665	$ 27,499	¥ 175,165